EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended
	Mar. 07, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 22, 2022 USD ($) shares	Jun. 30, 2022 USD ($) Share $ / shares
Statements [Line Items]
Number of common shares issued | shares	5,208,333
Price per common shares issued | $ / shares	$ 1.92
Proceeds from issuance of shares, net	$ 8,641	$ 10,000
Number of ordinary shares issuable | shares		5,208,333	623,082
Net proceeds from the issue of additional shares			$ 1,030
Number of options granted | Share				2,052,922
Weighted average exercise price of options granted | $ / shares				$ 2.06
Number of restricted share units granted | Share				275,000
Fair value of options as of the grant date				$ 2,400
Fair value of restricted share units as of the grant date				$ 500
Certain entities affiliated with CBI [Member]
Statements [Line Items]
Number of common shares issued | shares	1,458,333
Directors and CEO [Member]
Statements [Line Items]
Number of options granted | Share				1,062,500
Number of restricted share units granted | Share				275,000
Fair value of options as of the grant date				$ 1,200
Fair value of restricted share units as of the grant date				$ 500